Note 9 - Deposit on Mill Equipment - Schedule of Option Payments (Details)																12 Months Ended
	Jul. 19, 2017 CAD ($)	Jul. 19, 2017 USD ($)	Jun. 13, 2017 CAD ($)	Jun. 13, 2017 USD ($)	Apr. 05, 2017 CAD ($)	Apr. 05, 2017 USD ($)	Nov. 28, 2016 CAD ($)	Nov. 28, 2016 MXN ($)	Mar. 17, 2016 CAD ($)	Mar. 17, 2016 USD ($)	Dec. 29, 2015 CAD ($)	Dec. 29, 2015 USD ($)	Nov. 25, 2015 CAD ($) shares	Oct. 21, 2015 CAD ($)	Oct. 21, 2015 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Aug. 14, 2015 shares
Statement Line Items [Line Items]
Payments for purchase obligation	$ 525,841	$ 417,500	$ 2,647,600	$ 2,000,000	$ 469,385	$ 350,000	$ 651,200	$ 10,000,000	$ 324,600	$ 250,000	$ 346,000	$ 250,000		$ 346,000	$ 250,000	$ 3,642,826	$ 324,600	$ 692,000
Total number of shares issued | shares													407,997						43,888,992
Fair value of shares issued													$ 273,358					273,358
Deposit	$ 995,226		$ 3,927,983													4,923,209	1,280,383	965,358
Unrealized foreign exchange loss on deposit on mill equipment																	$ (9,575)	$ 1,370